NOTE 11: NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Note 11 Notes Payable
Disclosure of detailed information about notes payable
		As at December 31,
	2019	2018	2017
Balance, beginning of period	$760,715	$404,370	$87,016
Converted to convertible debentures (a)	—	—	(62,131)
Repayment (b)	—	—	(31,000)
Issue of notes payable (c)(d)(e)(f)(g)(h)(i)(j)	321,935	495,449	399,985
Converted to shares (c)(d)	(186,942)	(167,000)	—
Realized foreign exchange gain	(2,267)	—	—
Unrealized foreign exchange gain	(10,916)	—	—
Accretion expense	12,337	—	—
Interest expense	75,029	27,896	10,500
Balance, end of period	969,891	760,715	404,370
Less: non-current portion of notes payable (g)	—	(150,271)	—
Current portion of notes payable	$969,891	$610,444	$404,370